Shareholder Report, Line Graph (Details) 197678_Rockefeller Climate Solutions Fund_Institutional Class_TSR Annual {Institutional Class} - USD ($)											12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2025
Institutional Class
Account Value [Line Items]
Accumulated Value	$ 2,336,652	$ 1,916,060	$ 1,844,597	$ 2,158,722	$ 1,965,487	$ 1,488,635	$ 1,305,982	$ 1,330,751	$ 1,037,346	$ 1,000,000	$ 2,505,326
MSCI ACWI Net Total Return Index (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI ACWI Net Total Return Index (USD)
Accumulated Value	$ 2,491,199	$ 1,975,304	$ 1,763,460	$ 1,995,334	$ 1,672,954	$ 1,454,629	$ 1,279,611	$ 1,292,269	$ 1,036,794	$ 1,000,000	$ 2,944,794